Note 8 - Income Tax - Summary of Differences Between Income Tax and Theoretical Amount Using Tax Rate in Each Country (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
(Loss) income before income tax		$ (619,267)	$ 933,710	$ 1,103,107
Impairment charge	$ 622,000	622,402
Income before income tax without impairment charges		3,135	933,710	1,103,107
Tax calculated at the tax rate in each country		21,052	(186,752)	(207,422)
Effect of currency translation on tax base		(72,936)	(53,296)	(77,552)
Changes in the tax rates		(958)	13	(1,824)
Utilization of previously unrecognized tax losses		98	547
Tax revaluation, withholding tax and others		29,594	37,036	57,591
Tax charge		$ 23,150	$ 202,452	$ 229,207